Victory Target Managed Allocation Fund Expense Example - Victory Target Managed Allocation Fund - Fund Shares	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	223
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	$ 874